PROPERTY, PLANT AND EQUIPMENT - Changes in Net Carrying Amounts of Property, Plant and Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	CAD 10,749	CAD 10,997
Additions 1	2,510	2,352
Depreciation	(2,087)	(2,183)
Impairment		(412)
Other	(29)	(5)
Property, plant and equipment	11,143	10,749
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	687	651
Additions 1	61	64
Depreciation	(30)	(28)
Impairment		0
Other	(25)	0
Property, plant and equipment	693	687
Cable and wireless network
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	7,073	7,321
Additions 1	1,125	1,173
Depreciation	(1,150)	(1,216)
Impairment		(205)
Other	(2)	0
Property, plant and equipment	7,046	7,073
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,872	1,873
Additions 1	867	732
Depreciation	(549)	(522)
Impairment		(207)
Other	(1)	(4)
Property, plant and equipment	2,189	1,872
Communication and network equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	404	461
Additions 1	315	240
Depreciation	(244)	(296)
Impairment		0
Other	0	(1)
Property, plant and equipment	475	404
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	264	248
Additions 1	40	46
Depreciation	(28)	(30)
Impairment		0
Other	0	0
Property, plant and equipment	276	264
Equipment and vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	449	443
Additions 1	102	97
Depreciation	(86)	(91)
Impairment		0
Other	(1)	0
Property, plant and equipment	CAD 464	CAD 449